COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details Narrative) - USD ($)					1 Months Ended		6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended		14 Months Ended
	May 13, 2022	Feb. 01, 2019	Apr. 10, 2018	Apr. 13, 2017	Oct. 31, 2021	Oct. 11, 2021	Sep. 30, 2021	May 31, 2020	Jun. 30, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 15, 2021
Leases, net monthly payment		$ 8,697		$ 3,334	$ 2,986	$ 5,000
Lease description		The lease expires on June 30, 2024		lease expires on May 31, 2022	we extended the lease from June 1, 2022 to May 31, 2023 at $2,986 per month	the Company entered into First Amendment of Lease and added 1,030 square feet for year for $5,000 per month. The space will be utilized for clinical trials.
Mr. Bosua
Base Salary			$ 225,000
Common stock shares received			500,000
Common stock per shares			$ 0.33
Ronald P. Erickson [Member]
Annual salary							$ 300,000	$ 195,000	$ 120,000	$ 215,000			$ 120,000
Phillip A. Bosua [Member]
Annual salary							$ 350,000				$ 240,000	$ 260,000	$ 120,000
Peter Conley Vice President [Member]
Base Salary	$ 300,000